ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2017 $ / shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized			405,462,685
Ordinary shares, par value | $ / shares			$ 0.0001			$ 0.0001
Common stock shares repurchased, value | ¥		¥ 21,798
Class B Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized			200,000,000		200,000,000
Ordinary shares, par value | $ / shares			$ 0.0001
Ordinary shares, shares outstanding			117,208,247		121,408,247
Issuance of ordinary shares upon secondary offering, net of offering costs of US$434 (in shares)	28,316,400
Class A Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized			9,800,000,000		9,800,000,000
Ordinary shares, par value | $ / shares			$ 0.0001		$ 0.0001
Ordinary shares, shares outstanding			133,992,912		128,736,916
Ordinary Shares
Class Of Stock [Line Items]
Issuance of ordinary shares upon secondary offering, net of offering costs of US$434 (in shares)				3,174,600
Ordinary Shares | Class A Ordinary Shares
Class Of Stock [Line Items]
Common stock shares repurchased		2,656,164	2,656,164
Common stock shares repurchased, value		¥ 21,798	$ 3,411
Ordinary Shares | Class A Ordinary Shares | Weighted Average [Member]
Class Of Stock [Line Items]
Weighted average share price | $ / shares			$ 1.284
Total Zepp Health Corporation Shareholders' Equity
Class Of Stock [Line Items]
Common stock shares repurchased, value | ¥		¥ 21,798
Initial Public Offering | Class A Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares issued	3,174,600